Tax - Summary of Unrecognised Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 249	$ 238
Gross carrying amount	1,035	1,035
Revenue losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	430	458
Unrecognised deferred tax	78	87
Capital losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	549	551
Unrecognised deferred tax	138	138
Total losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	979	1,009
Unrecognised deferred tax	216	225
Tax credits [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	25	10
Unrecognised tax credits deferred tax	25	10
Other [member]
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	8	3
Gross carrying amount	$ 31	$ 16